PENSION PLAN - Employee Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net employee benefit (assets) obligations	$ (6)
Net employee benefit (assets) obligations		$ 6
Registered Plans
Disclosure of defined benefit plans [line items]
Net employee benefit (assets) obligations	(17)	(11)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit (assets) obligations	$ 11	$ 17